Description of Business and Summary of Significant Accounting Policies Goodwill and Other Intangible Assets (Details)	12 Months Ended
Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment test, income approach weight	75.00%
Goodwill impairment test, market approach weight	25.00%
Years forecasted in goodwill impairment income approach	10 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Long-term consolidated annual growth rate	2.00%
Minimum | Customer relationships and contracts
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	3 years
Minimum | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	2 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	1 year
Maximum
Finite-Lived Intangible Assets [Line Items]
Long-term consolidated annual growth rate	3.50%
Maximum | Customer relationships and contracts
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	14 years
Maximum | Trade name
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	20 years
Maximum | Internally developed software
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	5 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Estimated useful life of intangible assets	10 years